SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Loss before tax	$ (27,019)	$ (313,789)
Tax (credit) calculated at statutory tax rate (25%)	(6,754)	(78,447)
Valuation allowance	22,224	79,817
Total income taxes	$ 15,470	$ 1,370